Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Warrant Activity
A summary of warrant activity is as follows:

	Number of Shares	Weighted- Average Exercise Price/Share	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (1)
Outstanding — March 31, 2015	5,475,806	7.20
Issued	2,512,179	3.93
Exercised	(49,339)	2.40
Forfeited	—	—
Expired	(493,910)	9.33

Outstanding — December 31, 2015	7,444,736	$5.96	2.9	$-

Vested (exercisable) — December 31, 2015	7,444,736	$5.96	2.9	$-

(1)	Aggregate intrinsic value represents the difference between the exercise price of the warrant and the closing market price of our common stock on December 31, 2015, which was $2.02 per share.

A summary of warrant activity is as follows:

	Number of Shares	Weighted- Average Exercise Price/Share	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (1)
Outstanding — March 31, 2013	3,085,600	$14.16
Issued	2,103,436	4.20
Exercised	(77,193)	2.64
Forfeited	(3,311)	101.88
Expired	(9,004)	95.52
Outstanding — March 31, 2014	5,099,528	10.08
Issued	826,284	6.00
Exercised	(23,256)	4.08
Expired	(426,750)	39.36
Outstanding — March 31, 2015	5,475,806	$7.20	2.6	$11,225,300
Vested (exercisable) — March 31, 2015	5,278,516	$7.20	2.4	$10,704,400

(1)	Aggregate intrinsic value represents the difference between the exercise price of the warrant and the closing market price of the common stock on March 31, 2015, which was $8.64 per share.

Schedule of Fair Value Assumptions of Stock Options
We granted stock options at exercise prices equal to or greater than the quoted market price of our common stock on the grant date. The fair value of each option grant was estimated on the date of grant using Black-Scholes with the following assumptions:

Expected life (years)	5.2 to 6.4
Risk-free interest rate	1.7% to 1.9%
Volatility	115.9% to 122.3%
Dividend yield	0%

The fair value of each option grant was estimated on the date of grant using Black-Scholes with the following weighted average assumptions:

	March 31,
	2015	2014
Expected life (years)	1.5 – 6.1	1.6 – 6.0
Risk-free interest rate	0.31% - 2.03%	0.19% - 1.84%
Volatility	103% - 128%	127% - 140%
Dividend yield	0%	0%

Schedule of Stock Option Activity
A summary of stock option activity is as follows:

	Number of Shares	Weighted- Average Exercise Price/Share	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (1)
Outstanding — March 31, 2015	1,793,745	$4.56
Granted (weighted-average fair value of $2.94 per share)	2,394,868	4.02
Exercised	(4,601)	2.47
Forfeited	(181,113)	4.33

Outstanding — December 31, 2015	4,002,899	$4.23	8.7	$—

Vested (exercisable) — December 31, 2015	1,144,928	$4.57	7.3	$—

Unvested (unexercisable) — December 31, 2015	2,857,971	$4.10	3.2	$—

A summary of stock option activity is as follows:

	Number of Shares	Weighted- Average Exercise Price/Share	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (1)
Outstanding — March 31, 2013	424,645	$5.64
Granted (weighted-average fair value of $2.88 per share)	639,439	3.36
Exercised	(54,750)	2.40
Forfeited	(16,484)	3.84
Expired	(1,667)	72.00
Outstanding — March 31, 2014	991,183	4.20
Granted (weighted-average fair value of $4.20 per share)	955,199	4.92
Exercised	(657)	3.24
Forfeited	(150,130)	4.56
Expired	(1,850)	27.48
Outstanding — March 31, 2015	1,793,745	$4.56	8.3	$7,761,500
Vested (exercisable) — March 31, 2015	686,849	$4.68	6.8	$3,119,200
Unvested (unexercisable) — March 31, 2015	1,106,897	$4.44	3.3	$4,642,300

(1)	Aggregate intrinsic value represents the difference between the exercise price of the option and the closing market price of the common stock on March 31, 2015, which was $8.64 per share.

Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Information by Exercise Price Range
The following table summarizes information with respect to stock options outstanding and exercisable at March 31, 2015:

Exercise Price		Number Outstanding	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price	Number Exercisable	Weighted- Average Exercise Price
	$2.04 – 4.68	856,959	7.8	$3.36	473,531	$3.12
	$4.80 – 6.24	835,501	9.4	$4.92	121,676	$5.16
	$6.36 – 11.76	90,103	4.7	$7.92	80,772	$8.04
	$12.60 – 26.40	4,467	5.4	$19.44	4,155	$19.68
	$51.60 – 99.72	6,715	1.5	$55.44	6,715	$55.44
		1,793,745			686,849

Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Fair Value Assumptions of Stock Options
The fair value of each warrant issued was estimated on the date of issuance using Black-Scholes with the following assumptions:

Expected life (years)	5.0 – 5.2
Risk-free interest rate	1.33% – 1.73%
Volatility	98.6% – 121.3%
Dividend yield	0%

Schedule of Information by Exercise Price Range
The following table summarizes information with respect to warrants outstanding and exercisable at March 31, 2015:

Exercise Price		Number Outstanding	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price	Number Exercisable	Weighted- Average Exercise Price
	$2.28 – 2.40	198,965	3.3	$2.40	198,965	$2.40
	$2.52 – 4.44	1,729,315	3.5	$4.44	1,729,315	$4.44
	$4.56 – 8.28	1,734,819	3.0	$7.20	1,537,529	$7.20
	$8.40 – 11.04	1,785,964	0.7	$9.24	1,785,964	$9.24
	$11.16 – 129.60	26,743	2.2	$85.92	26,743	$85.92
		5,475,806			5,278,516